Label	Element	Value
BNY Mellon US Mid Cap Core Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

August 1, 2023

BNY MELLON ETF TRUST

BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
(each, a “Fund,” and together, the “Funds”)

Supplement to Current Prospectus, Summary Prospectuses
and Statement of Additional Information (“SAI”)

Effective on or about November 15, 2023 (the “Effective Date”), each Fund’s investment objective, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

BNY Mellon US Mid Cap Core Equity ETF

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon US Mid Cap Core Equity ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS United States 400 Index TR.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and

Approach – BNY Mellon US Mid Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS United States 400 Index TR is a free float market capitalization weighted index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets. The index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500 Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 340 are selected for inclusion in the index and current index constituents with a rank from 341 to 480 are selected until the total number of companies in the index equals 400. If the total number of companies is below 400, the highest-ranking remaining securities are selected until 400 is reached. The index reconstitutes quarterly in February, May, August, and November. As of June 30, 2023, the index was comprised of 404 securities.

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon US Mid Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund’s assets may be concentrated in (i.e., more than 25% of the fund’s assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of June 30, 2023, approximately 20% of the index consisted of securities of issuers in the industrials sector.

Risk [Heading]	rr_RiskHeading	5. The following is added to the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus:
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	1. All references to the “Morningstar® US Mid Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS United States 400 Index TR.”
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

1. All references to the “Morningstar® US Mid Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS United States 400 Index TR.”

BNY Mellon US Mid Cap Core Equity ETF | Industrials companies risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industrials companies risk. The industrial sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, technological developments, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
BNY Mellon US Mid Cap Core Equity ETF | Tracking stock risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	6. The “Tracking stock risk” discussion is removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.